Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Contingency provision	$ 709,213	$ 1,449,323	$ 897,260
Other contingent liabilities [member]
Disclosure of other provisions [line items]
Contingency provision	594,461	1,329,142	760,379
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Contingency provision	455,462	1,058,636	527,338
Contingent liability for labor lawsuits [member]
Disclosure of other provisions [line items]
Contingency provision	41,408	96,311	52,095
Contingent liability for claims and credit cards [member]
Disclosure of other provisions [line items]
Contingency provision	2,021	1,097	1,620
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingency provision	2,104	1,142	1,686
Contingent liability for other contingencies [member]
Disclosure of other provisions [line items]
Contingency provision	93,466	171,956	177,640
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of other provisions [line items]
Contingency provision	83,322	86,926	109,295
Contingent liability for court deposits dollarization difference [member]
Disclosure of other provisions [line items]
Contingency provision	21,296	27,949	20,229
Contingent liability for administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Contingency provision	$ 10,134	$ 5,306	$ 7,357